Dividends - Summary of Payment of Dividends (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Dividends [abstract]
Dividend - Ordinary shared	$ 9,862	$ 23,433
Dividend - Preferred shared	5,523	12,075
Total	$ 15,385	$ 35,508